Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - Breeze Holdings Acquisition Corp. [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Public Warrant [Member] | Level 1 [Member]
Liabilities
Warrant liability	$ 5,290,000	$ 1,955,000
Public Warrant [Member] | Level 2 [Member]
Liabilities
Warrant liability
Public Warrant [Member] | Level 3 [Member]
Liabilities
Warrant liability
Private Placement Warrants [Member] | Level 1 [Member]
Liabilities
Warrant liability
Private Placement Warrants [Member] | Level 2 [Member]
Liabilities
Warrant liability	2,495,500	922,250
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities
Warrant liability